Other payables (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Schedule Other Payables

Other payables as at December 31, 2018, 2017 and January 1, 2017 are analysed as follows:

	31/12/18	31/12/17	01/01/17
Salaries and wages	5,085	3,864	10,989
Social security contributions	6,901	5,826	4,081
Vacation accrual	6,408	6,036	4,350
Withholding taxes on payroll and on others	2,379	2,557	2,747
Other accounts payable	6,141	9,304	7,240

Total	26,914	27,587	29,407